Annual Fund Operating Expenses	Feb. 28, 2025
Easterly Snow Small Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2026
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.05%
Expenses (as a percentage of Assets)	2.05%
Fee Waiver or Reimbursement	(0.85%)
Net Expenses (as a percentage of Assets)	1.20%	[2]
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.05%
Expenses (as a percentage of Assets)	2.80%
Fee Waiver or Reimbursement	(0.85%)
Net Expenses (as a percentage of Assets)	1.95%	[2]
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.04%
Expenses (as a percentage of Assets)	1.79%
Fee Waiver or Reimbursement	(0.84%)
Net Expenses (as a percentage of Assets)	0.95%	[2]
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.04%
Expenses (as a percentage of Assets)	1.79%
Fee Waiver or Reimbursement	(0.94%)
Net Expenses (as a percentage of Assets)	0.85%	[2]
Easterly Snow Long/Short Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2026
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution or Similar (Non 12b-1) Fees	0.25%
Component1 Other Expenses	0.44%
Component2 Other Expenses	0.56%
Other Expenses (as a percentage of Assets):	1.00%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	2.06%
Fee Waiver or Reimbursement
Net Expenses (as a percentage of Assets)	2.06%	[4]
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution or Similar (Non 12b-1) Fees	1.00%
Component1 Other Expenses	0.44%
Component2 Other Expenses	0.57%
Other Expenses (as a percentage of Assets):	1.01%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	2.82%
Fee Waiver or Reimbursement
Net Expenses (as a percentage of Assets)	2.82%	[4]
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.44%
Component2 Other Expenses	0.56%
Other Expenses (as a percentage of Assets):	1.00%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	1.81%
Fee Waiver or Reimbursement
Net Expenses (as a percentage of Assets)	1.81%	[4]
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.44%
Component2 Other Expenses	0.56%
Other Expenses (as a percentage of Assets):	1.00%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	1.81%
Fee Waiver or Reimbursement	(0.24%)
Net Expenses (as a percentage of Assets)	1.57%	[4]

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC, the Fund’s investment manager (“Easterly” or the “Adviser”), and the Fund, Easterly has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class A, Class C, Class I, and Class R6 do not exceed 1.20%, 1.95%, 0.95%, and 0.85%, respectively. The expense limitation agreement will be in effect through June 30, 2026. This operating expense limitation agreement cannot be terminated during its term. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years from the date on which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap. The Total Annual Fund Operating Expenses in the above fee table will not correlate to the expense ratio in the Fund’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[4]	Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC, the Fund’s investment manager (“Easterly” or the “Adviser”), and the Fund, Easterly has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class A, Class C, Class I, and Class R6 do not exceed 1.55%, 2.30%, 1.30%, and 1.00%, respectively. The expense limitation agreement for Class A, Class C, Class I, and Class R6 shares will be in effect through June 30, 2026. This operating expense limitation agreement cannot be terminated during its term. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years from the date on which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.